Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Transactions Between Related Parties

	2023 £m	2022 £m	2021 £m
Transactions
– revenue	523	494	524
– purchases	(178)	(190)	(123)
– other income	560	441	393
– other expenses	(6)	(1)	(6)
Amounts receivable at 31 December	48	51	48
Amounts payable at 31 December	(4)	(4)	(3)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2023 £m	2022 £m	2021 £m
The total compensation for key management personnel, including Directors, was:
– salaries and other short-term employee benefits	17	19	18
– post-employment benefits	1	1	1
– share-based payments	13	17	16
	31	37	35
The following table, which is not part of IAS 24 disclosures, shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chair			Non-Executive Directors			Total
	2023 £'000	2022 £'000	2021 £'000	2023 £'000	2022 £'000	2021 £'000	2023 £'000	2022 £'000	2021 £'000	2023 £'000	2022 £'000	2021 £'000
Salary; fees; benefits; incentives
– salary	1,644	2,129	2,119							1,644	2,129	2,119
– fees				688	670	727	1,059	1,027	1,045	1,747	1,697	1,772
– taxable benefits	395	449	420	17	59	55	31	78	2	443	586	477
– short-term incentives	1,650	3,761	4,128							1,650	3,761	4,128
– long-term incentives	1,371	7,888	3,399							1,371	7,888	3,399
Sub-total	5,060	14,227	10,066	705	729	782	1,090	1,105	1,047	6,855	16,061	11,895
Pension; other emoluments
– pension	248	320	318							248	320	318
– other emoluments	2	6	6							2	6	6
Sub-total	250	326	324							250	326	324
Total emoluments	5,310	14,553	10,390	705	729	782	1,090	1,105	1,047	7,105	16,387	12,219